TRANSPARENT VALUE TRUST

SUPPLEMENT DATED MAY 3, 2010

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED APRIL 16, 2010

The information below replaces in its entirety the cover page of the Prospectus:

TRANSPARENT VALUE TRUST

PROSPECTUS

April 16, 2010

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-CAP AGGRESSIVE INDEX FUND

CLASS A SHARES [TVAAX]

CLASS F-1 SHARES [TVFAX]

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-CAP DEFENSIVE INDEX FUND

CLASS A SHARES [TVDAX]

CLASS F-1 SHARES [TVFDX]

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-CAP MARKET INDEX FUND

CLASS A SHARES [TVMAX]

CLASS F-1 SHARES [TVFMX]

INVESTMENT ADVISER:

GUGGENHEIM INVESTMENT MANAGEMENT, LLC

135 East 57th Street, 6th Floor
New York, NY 10022

INVESTMENT SUB-ADVISER:

TRANSPARENT VALUE ADVISORS, LLC

135 East 57th Street, 6th Floor
New York, NY 10022

www.transparentvalue.com

 1-888-727-6885

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

The information below replaces in its entirety the section titled “Ticker Symbols and CUSIP Numbers” on page 29 of the Prospectus:

Ticker Symbols and CUSIP Numbers

The reference information listed below will be helpful to you when you purchase shares of a Fund, check daily NAV or obtain additional information.

Fund Name	Ticker Symbol	CUSIP
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund – Class A Shares	TVAAX	89386C100
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund – Class F-1 Shares	TVFAX	89386C209
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund – Class A Shares	TVDAX	89386C308
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund – Class F-1 Shares	TVFDX	89386C407
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund – Class A Shares	TVMAX	89386C506
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund – Class F-1 Shares	TVFMX	89386C605

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

The information below replaces in its entirety the cover page of the Statement of Additional Information:

TRANSPARENT VALUE TRUST

STATEMENT OF ADDITIONAL INFORMATION

April 16, 2010

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-CAP AGGRESSIVE INDEX FUND

CLASS A SHARES [TVAAX]

CLASS F-1 SHARES [TVFAX]

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-CAP DEFENSIVE INDEX FUND

CLASS A SHARES [TVDAX]

CLASS F-1 SHARES [TVFDX]

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-CAP MARKET INDEX FUND

CLASS A SHARES [TVMAX]

CLASS F-1 SHARES [TVFMX]

INVESTMENT ADVISER:

GUGGENHEIM INVESTMENT MANAGEMENT, LLC

135 East 57th Street, 6th Floor
New York, NY 10022

INVESTMENT SUB-ADVISER:

TRANSPARENT VALUE ADVISORS, LLC

135 East 57th Street, 6th Floor
New York, NY 10022

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the Transparent Value Trust (the “Trust”) and the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund (the “TV US LgCap Aggressive Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund (the “TV US LgCap Defensive Fund” or the “Fund”) and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund (the “TV US LgCap Market Fund” or the “Fund”) (collectively, the “Funds”). This SAI is incorporated by reference and should be read in conjunction with the Funds’ prospectus dated April 16, 2010 (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain copies of the Funds’ Prospectus or Annual Report (when available) free of charge by writing to the Trust at P.O. Box 46103, Denver, CO 80201 or calling the Funds at 1-888-727-6885.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE